Related Party Transactions and Balances (Details) - Schedule of (Advances to) Collection of Advances from Related Parties - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Advances		$ (1,885,736)
Collection of advances	18,311	1,736,970
Skinist Global [Member]
Related Party Transaction [Line Items]
Advances		(1,673,674)
Collection of advances		1,465,822
Jingqi [Member]
Related Party Transaction [Line Items]
Advances		(163,100)
Collection of advances
Zhiwang [Member]
Related Party Transaction [Line Items]
Advances		(48,962)
Collection of advances	$ 18,311	$ 271,148